Cash and cash equivalents (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 60,397	$ 130,252
Cash equivalents	36,498	35,703
Cash and cash equivalents	96,895	$ 165,955	$ 265,377	$ 276,776
Investment of money market fund	$ 54,000